Intangible Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets
Amortization expense	¥ 25,438	¥ 14,995	¥ 4,829
Estimated amortization expenses 2023	25,308
Estimated amortization expenses 2024	22,651
Estimated amortization expenses 2025	19,365
Estimated amortization expenses 2026	19,342
Estimated amortization expenses five and thereafter	82,614
Impairment of intangible assets	¥ 0	¥ 17,379	¥ 0